Insurance service result - Summary of Insurance service result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Insurance revenue [abstract]
Insurance revenue	€ 5,043	€ 5,312
Net income (expenses) on reinsurance held [Abstract]
Total net income / (expenses) on reinsurance held	408	185
Insurance service result	(4)	319
Insurance contracts issued [member]
Insurance revenue [abstract]
Insurance revenue	5,002	5,282
Insurance service expenses [Abstract]
Total insurance service expenses	(5,434)	(5,163)
Net income (expenses) on reinsurance held [Abstract]
Total net income / (expenses) on reinsurance held	408	185
Insurance service result	(24)	304
Insurance contracts issued [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Insurance revenue [abstract]
Expected insurance claims and other insurance service expenses to be incurred	3,999	4,294
Earnings released from contractual service margin ("CSM")	485	480
Release of risk adjustment for non-financial risk	154	198
Allocated portion of consideration that relates to recovery acquisition costs	322	272
Other	(9)	(38)
Insurance revenue	4,951	5,206
Insurance service expenses [Abstract]
Incurred claims and other incurred insurance service expenses	(4,222)	(4,160)
Changes in fulfilment cash flows relating to incurred claims	(14)	(13)
Onerous contract losses (and reversals)	(817)	(635)
Amortization of insurance acquisition costs	(322)	(272)
Total insurance service expenses	(5,375)	(5,080)
Net income (expenses) on reinsurance held [Abstract]
Assumption changes that relate to (a reversal of) underlying onerous contracts	111	33
Experience adjustments that relate to (a reversal of) underlying onerous contracts	245	425
Release of the contractual service margin for services received	(15)	(7)
Release of risk adjustment for non-financial risk	(44)	(73)
Experience adjustments on current service	109	(200)
Changes in fulfillment cash flows relating to incurred claims	3	5
New contracts issued: loss on initial recognition of underlying contracts	0	(6)
Establishing of loss recovery component from onerous underlying contracts	0	7
Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	0	(1)
Total net income / (expenses) on reinsurance held	408	184
Insurance contracts issued [member] | Insurance contracts to which premium allocation approach has been applied [member]
Insurance revenue [abstract]
Insurance revenue	51	77
Insurance service expenses [Abstract]
Total insurance service expenses	(59)	(83)
Net income (expenses) on reinsurance held [Abstract]
Total net income / (expenses) on reinsurance held	0	1
Investment contracts with DPF [member]
Insurance revenue [abstract]
Insurance revenue	41	29
Insurance service expenses [Abstract]
Total insurance service expenses	(21)	(14)
Net income (expenses) on reinsurance held [Abstract]
Total net income / (expenses) on reinsurance held	0	0
Insurance service result	20	15
Investment contracts with DPF [member] | Insurance contracts other than those to which premium allocation approach has been applied [member]
Insurance revenue [abstract]
Expected insurance claims and other insurance service expenses to be incurred	17	16
Earnings released from contractual service margin ("CSM")	17	6
Release of risk adjustment for non-financial risk	7	7
Allocated portion of consideration that relates to recovery acquisition costs	0	0
Other	0	0
Insurance revenue	41	29
Insurance service expenses [Abstract]
Incurred claims and other incurred insurance service expenses	(21)	(14)
Net income (expenses) on reinsurance held [Abstract]
Assumption changes that relate to (a reversal of) underlying onerous contracts	0	0
Experience adjustments that relate to (a reversal of) underlying onerous contracts	0	0
Release of the contractual service margin for services received	0	0
Release of risk adjustment for non-financial risk	0	0
Experience adjustments on current service	0	0
Changes in fulfillment cash flows relating to incurred claims	0	0
New contracts issued: loss on initial recognition of underlying contracts	0	0
Establishing of loss recovery component from onerous underlying contracts	0	0
Reversals of a loss-recovery component other than changes in the FCF of reinsurance contracts held	0	0
Total net income / (expenses) on reinsurance held	0	0
Investment contracts with DPF [member] | Insurance contracts to which premium allocation approach has been applied [member]
Insurance revenue [abstract]
Insurance revenue	0	0
Net income (expenses) on reinsurance held [Abstract]
Total net income / (expenses) on reinsurance held	€ 0	€ 0